Schedule of Investments
July 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.62%
China–1.58%
Prosus N.V.(a)	220,766	$7,701,042
Denmark–5.71%
Coloplast A/S, Class B	51,687	6,719,336
Novo Nordisk A/S, Class B	159,005	21,067,031
		27,786,367
France–18.24%
Air Liquide S.A.	48,568	8,861,643
Arkema S.A.	41,226	3,720,352
Bollore SE	1,747,154	10,875,752
Capgemini SE	37,959	7,535,751
Edenred SE	106,662	4,441,274
Kaufman & Broad S.A.	142,603	4,876,829
LVMH Moet Hennessy Louis Vuitton SE	15,191	10,715,157
Pernod Ricard S.A.	48,398	6,475,997
Publicis Groupe S.A.	94,138	9,827,672
Schneider Electric SE	41,407	9,980,543
TotalEnergies SE	169,368	11,426,631
		88,737,601
Germany–3.96%
CTS Eventim AG & Co. KGaA	21,584	1,901,200
Deutsche Boerse AG	57,643	11,803,467
flatexDEGIRO AG	392,999	5,549,790
		19,254,457
Hungary–2.67%
Richter Gedeon Nyrt	456,074	13,003,743
Ireland–2.56%
Flutter Entertainment PLC(a)	27,034	5,336,512
Kingspan Group PLC	76,062	7,116,678
		12,453,190
Israel–1.33%
Teva Pharmaceutical Industries Ltd., ADR(a)	370,457	6,457,065
Italy–5.57%
Amplifon S.p.A.	117,361	3,734,210
Danieli & C. Officine Meccaniche S.p.A., RSP	232,401	6,699,783
FinecoBank Banca Fineco S.p.A.	554,924	9,420,511
Technogym S.p.A.(b)(c)	735,569	7,214,046
		27,068,550
Netherlands–7.25%
Aalberts N.V.	80,788	3,089,140
ASML Holding N.V.	15,586	14,513,236
Heineken Holding N.V.	107,823	7,945,526
Wolters Kluwer N.V.	58,003	9,710,241
		35,258,143
Poland–0.87%
Allegro.eu S.A.(a)(b)	461,985	4,243,803
Shares		Value
Russia–0.00%
Sberbank of Russia PJSC, Preference Shares(d)	11,172,332	$11
Singapore–1.23%
STMicroelectronics N.V.	181,123	5,988,440
Spain–1.25%
Construcciones y Auxiliar de Ferrocarriles S.A.	159,905	6,053,913
Sweden–6.10%
Investor AB, Class B	636,542	18,071,502
Lifco AB, Class B	130,544	3,872,784
Svenska Handelsbanken AB, Class A	766,079	7,732,697
		29,676,983
Switzerland–4.55%
Cie Financiere Richemont S.A.	57,986	8,844,681
Nestle S.A.	131,292	13,298,907
		22,143,588
United Kingdom–27.04%
Ashtead Group PLC	119,626	8,633,098
BAE Systems PLC	469,231	7,825,884
Clarkson PLC	115,208	6,731,255
DCC PLC	149,809	10,321,084
Diploma PLC	176,441	10,088,052
Haleon PLC	2,454,577	11,009,764
Hays PLC	2,300,833	2,788,444
IG Group Holdings PLC	1,161,600	14,028,299
London Stock Exchange Group PLC	58,652	7,139,454
Reckitt Benckiser Group PLC	56,160	3,021,051
RELX PLC	336,777	15,895,027
Rentokil Initial PLC	1,221,165	7,456,624
Savills PLC	420,248	6,898,221
Serco Group PLC	3,182,769	7,820,842
Shell PLC	325,054	11,852,730
		131,509,829
United States–8.71%
CRH PLC	126,392	10,831,794
ICON PLC(a)	36,327	11,931,240
Linde PLC	10,067	4,565,385
Roche Holding AG	34,216	11,077,751
Signify N.V.	159,579	3,950,279
		42,356,449
Total Common Stocks & Other Equity Interests (Cost $332,784,204)		479,693,174
Money Market Funds–1.24%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(e)(f)	2,114,028	2,114,028

See accompanying notes which are an integral part of this schedule.
Invesco EQV European Equity Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.20%(e)(f)	3,925,652	$3,925,652
Total Money Market Funds (Cost $6,039,680)		6,039,680
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.86% (Cost $338,823,884)		485,732,854
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.10%
Invesco Private Government Fund, 5.30%(e)(f)(g)	135,747	135,747
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.48%(e)(f)(g)	350,827	$350,932
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $486,679)		486,679
TOTAL INVESTMENTS IN SECURITIES—99.96% (Cost $339,310,563)		486,219,533
OTHER ASSETS LESS LIABILITIES–0.04%		176,234
NET ASSETS–100.00%		$486,395,767
Investment Abbreviations:
ADR	– American Depositary Receipt
RSP	– Registered Savings Plan Shares
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $11,457,849, which represented 2.36% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,482,381	$25,194,337	$(26,562,690)	$-	$-	$2,114,028	$104,261
Invesco Liquid Assets Portfolio, Institutional Class	2,486,867	17,731,757	(20,218,771)	(388)	535	-	74,463
Invesco Treasury Portfolio, Institutional Class	3,979,864	30,776,003	(30,830,215)	-	-	3,925,652	120,609
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	14,860,314	(14,724,567)	-	-	135,747	38,828*
Invesco Private Prime Fund	-	38,073,732	(37,721,556)	-	(1,244)	350,932	103,520*
Total	$9,949,112	$126,636,143	$(130,057,799)	$(388)	$(709)	$6,526,359	$441,681

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV European Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
China	$—	$7,701,042	$—	$7,701,042
Denmark	—	27,786,367	—	27,786,367
France	—	88,737,601	—	88,737,601
Germany	—	19,254,457	—	19,254,457
Hungary	—	13,003,743	—	13,003,743
Ireland	5,336,512	7,116,678	—	12,453,190
Israel	6,457,065	—	—	6,457,065
Italy	—	27,068,550	—	27,068,550
Netherlands	—	35,258,143	—	35,258,143
Poland	—	4,243,803	—	4,243,803
Russia	—	—	11	11
Singapore	—	5,988,440	—	5,988,440
Spain	—	6,053,913	—	6,053,913
Sweden	—	29,676,983	—	29,676,983
Switzerland	—	22,143,588	—	22,143,588
United Kingdom	—	131,509,829	—	131,509,829
United States	27,328,419	15,028,030	—	42,356,449
Money Market Funds	6,039,680	486,679	—	6,526,359
Total Investments	$45,161,676	$441,057,846	$11	$486,219,533
Invesco EQV European Equity Fund